FEDERATED PROJECT AND TRADE FINANCE TENDER FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

JULY 21, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)

1933 Act File No. 333-

1940 Act File No. 811-23174

Dear Sir or Madam:

Enclosed are the filing materials for a newly formed investment company named "Federated Project and Trade Finance Tender Fund". The enclosed initial registration statement relating to the Fund’s establishment as a registered investment company is filed on Form N-2 (the “Registration Statement”) pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. This Registration Statement is being filed electronically. The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly organized, continuously-offered closed-end management investment company. The Fund’s investment objective is to provide total return primarily from income. The Fund invests primarily in trade finance, structured trade, export finance, import finance and project finance or related assets of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets.

The Fund desires to commence offering its common shares in October 2016. The Fund will file pre-effective amendments registering securities and responding to any SEC staff comments prior thereto.

The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund. Appropriate filing fees have been wired to the EDGAR system, as reflected in the Registration Statement.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures